Document and Entity Information	May 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2026
Entity File Number	001-38856
Entity Registrant Name	PAGERDUTY, INC.
Entity Central Index Key	0001568100
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2793871
Entity Address, Address Line One	600 Townsend St., Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	844
Local Phone Number	800-3889
Title of 12(b) Security	Common Stock, par value $0.000005 per share
Trading Symbol	PD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false